Promissory note (Details) - USD ($) $ in Millions	Dec. 15, 2020	Dec. 31, 2020
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Issue of promissory note		$ 0.1
Sandstorm Gold Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Issue of promissory note	$ 5.0
Maturity date of promissory note	June 15, 2022
Interest rate on promissory note	7.00%